Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals		¥ 402,024		¥ 317,282
Advances from customers		65,264		24,748	¥ 18,388
Outsourced labor cost payable		123,528		63,136
Salary and welfare payable		230,709		90,895
Professional fee accruals		8,460		10,994
Marketing expenses accruals		101,498		26,504
Other tax payable		26,452		5,003
Sales return accrual		4,189		6,898
Loss provision for accidental fire	[1]	0		21,275
Hong Kong public offering issuance cost accruals		11,075
Others		17,981		14,387
Accrued expenses and other current liabilities		¥ 991,180	$ 151,905	¥ 581,122

[1]	Loss provision for accidental fire represents potential compensation to brand partners for damaged goods owned by them and under the Group's warehousing and fulfillment services, and legal and other expenses relating to an accidental fire that occurred at a third-party warehouse in Shanghai on October 29, 2019 and was settled in May 2020.